INVESTMENT IN BIVI LLC (Details Narrative) - shares	Dec. 13, 2016	May 15, 2015	Dec. 31, 2020
Securities Exchange Agreement [Member] | Bellissima [Member]
Ownership percentage	51.00%
Securities Exchange Agreement [Member] | Bellissima [Member] | Convertible Preferred Stock [Member]
Business combination, consideration, shares issued or issuable	10
BiVi [Member] | Securities Exchange Agreement [Member]
Ownership percentage		51.00%
BiVi [Member] | Securities Exchange Agreement [Member] | Series C Convertible Preferred Stock [Member]
Business combination, consideration, shares issued or issuable		1,000
Issuance of common stock in exchange restriced shares		1,000,000
BiVi [Member]
Ownership percentage		51.00%	51.00%
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%		51.00%
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member]
Ownership percentage	51.00%